Parent Entity Financial Information - Summary of Information Extracted from Books and Records of Parent (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021	Jul. 01, 2020	Jun. 30, 2020	Jun. 30, 2019
Current assets
Cash and cash equivalents	$ 207,083,935	$ 136,663,976		$ 38,807,662	$ 6,054,664
Trade and other receivables	3,558,016	2,042,963
Prepayments	7,356,917	2,538,207
Total current assets	235,354,430	144,025,519
Non-current assets
Exploration and evaluation assets	3,218,228	3,108,073		2,988,921
Imvestments at fair value through profit and loss	24,179,998
Other assets	242,634	156,584
Total non-current assets	204,206,972	58,831,754
Total assets	439,561,402	202,857,273
Current liabilities
Payables	3,847,509	1,823,898
Total current liabilities	11,447,533	5,354,510
Non-current liabilities
Total liabilities	75,218,083	18,461,471
Net assets	364,343,319	184,395,802
Equity [Abstract]
Contributed equity	458,677,068	233,196,507	$ 99,851,510
Reserves	59,040,536	33,132,556
Accumulated losses	(153,374,285)	(81,933,261)
Total equity	364,343,319	184,395,802		$ 66,532,293	$ 15,772,778
Parent
Current assets
Cash and cash equivalents	181,411,905	135,403,115
Trade and other receivables	31,966	132,838
Prepayments	5,291,126	2,462,643
Total current assets	186,734,997	137,998,596
Non-current assets
Amounts due from related parties	152,865,669	27,897,817
Exploration and evaluation assets	3,440,105	3,329,950
Imvestments at fair value through profit and loss	24,179,998
Investments		17,748,704
Other assets	10,950	8,450
Total non-current assets	180,496,722	48,984,921
Total assets	367,231,719	186,983,517
Current liabilities
Payables	2,888,400	2,587,715
Total current liabilities	2,888,400	2,587,715
Non-current liabilities
Total liabilities	2,888,400	2,587,715
Net assets	364,343,319	184,395,802
Equity [Abstract]
Contributed equity	458,677,068	233,196,507
Reserves	53,900,595	33,733,407
Accumulated losses	(148,234,344)	(82,534,112)
Total equity	$ 364,343,319	$ 184,395,802